Stockholders' Equity - Outstanding and vesting options target prices (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity
Compensation expense	$ 150,000	$ 150,000	$ 480,000	$ 320,000	$ 470,000	$ 220,000
Performance Shares
Stockholders' Equity
Number of options vesting	430,000		430,000		350,000
Vested (in shares)			0		0
Compensation expense			$ 0		$ 0
Performance Shares | Target Price 1 [Member]
Stockholders' Equity
Number of options vesting					100,000
Share Price					$ 30
Performance Shares | Target Price 2 [Member]
Stockholders' Equity
Number of options vesting					85,000
Share Price					$ 50
Performance Shares | Target Price 3 [Member]
Stockholders' Equity
Number of options vesting					70,000
Share Price					$ 70
Performance Shares | Target Price 4 [Member]
Stockholders' Equity
Number of options vesting					55,000
Share Price					$ 90
Performance Shares | Target Price 5 [Member]
Stockholders' Equity
Number of options vesting					40,000
Share Price					$ 110